UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund:  BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Michigan

        Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 135.1%
Corporate — 5.0%
County of Monroe EDC Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	$10,695	$14,147,560
County/City/Special District/School District — 24.6%
Anchor Bay School District, GO, Refunding, (Q-SBLF):
4.38%, 5/01/27	960	1,037,933
4.50%, 5/01/29	900	970,911
Bay City School District Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/16 (a)	2,800	2,995,944
Birmingham City School District Michigan, GO, School Building & Site (AGM), 5.00%, 11/01/14 (a)	1,000	1,000,000
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,840	2,010,255
5.00%, 4/01/26	2,000	2,186,580
5.00%, 4/01/27	500	542,640
Chippewa Valley Schools, GO, Refunding, Unlimited Tax (Q-SBLF), 5.00%, 5/01/32	1,970	2,228,937
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	500	523,750
Columbia Michigan School District, GO, Unlimited Tax, School Building & Site (Q-SBLF), 5.00%, 5/01/38	3,215	3,579,324
Comstock Park Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	750	840,233
5.50%, 5/01/41	1,355	1,503,020
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	600	611,994
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	3,300	3,595,548
Dearborn School District, GO, Series A (Q-SBLF):
5.00%, 5/01/32	930	1,053,792
5.00%, 5/01/33	990	1,117,661
5.00%, 5/01/34	745	839,213
Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	$3,070	$3,297,855
Fraser Public School District Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/25	2,000	2,045,680
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	600	677,406
5.50%, 5/01/36	1,200	1,344,372
5.50%, 5/01/41	1,575	1,747,053
Harper Creek Community School District Michigan, GO, Refunding, (AGM) (Q-SBLF), 5.00%, 5/01/22	1,125	1,150,695
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	4,100	4,488,967
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF):
5.00%, 5/01/24	1,000	1,022,840
5.00%, 5/01/25	1,525	1,559,831
5.00%, 5/01/26	1,600	1,636,544
5.00%, 5/01/35	3,000	3,051,870
Lincoln Consolidated School District Michigan, GO, Refunding, (NPFGC) (Q-SBLF), 4.63%, 5/01/28	3,650	3,811,731
Livonia Public Schools School District Michigan, GO, Series I (AGM), 5.00%, 5/01/43	3,090	3,350,178
Montrose Community Schools, GO, (NPFGC) (Q-SBLF), 6.20%, 5/01/17	625	668,956
Parchment School District, County of Kalamazoo, State of Michigan, GO, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/25	725	843,081
Romulus Community Schools, GO, Unlimited Tax, Refunding (AGM) (Q-SBLF):
4.25%, 5/01/26	1,200	1,300,056
4.25%, 5/01/27	1,200	1,290,444
4.50%, 5/01/29	1,025	1,110,352

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Thornapple Kellogg School District Michigan, GO, Refunding, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/32	$2,500	$2,693,900
Troy School District, GO, (Q-SBLF), 5.00%, 5/01/28	1,240	1,441,773
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/28	1,250	1,383,312
Walled Lake Consolidated School District, GO, (Q-SBLF):
5.00%, 5/01/37	1,770	1,977,816
5.00%, 5/01/40	1,630	1,808,077

		70,340,524
Education — 20.3%
Central Michigan University, Refunding RB:
5.00%, 10/01/30	620	725,090
5.00%, 10/01/31	620	721,041
5.00%, 10/01/34	990	1,138,559
5.00%, 10/01/39	1,240	1,412,509
Grand Valley State University, RB, (NPFGC), 5.50%, 2/01/18	1,445	1,534,099
Michigan State University, Refunding RB, General:
Series A, 5.00%, 8/15/41	4,980	5,653,645
Series C, 5.00%, 2/15/40	4,700	5,258,407
Michigan Technological University, Refunding RB, Series A, 5.00%, 10/01/34	1,340	1,493,296
Oakland University, RB, General, Series A:
5.00%, 3/01/38	8,485	9,397,647
Oakland University, RB, General, Series A (concluded):
5.00%, 3/01/43	13,865	15,188,414
University of Michigan, RB, Series A, 5.00%, 4/01/39	2,125	2,460,006
Wayne State University, RB, Series A:
5.00%, 11/15/40	2,000	2,206,260
4.00%, 11/15/44	620	629,976
Western Michigan University, Refunding RB:
(AGM), 5.00%, 11/15/39	1,085	1,203,948
General, University and College Improvements, 5.25%, 11/15/40	2,100	2,348,325
Municipal Bonds	Par (000)	Value
Michigan (continued)
Education (concluded)
Western Michigan University, Refunding RB (concluded):
General, University and College Improvements, 5.25%, 11/15/43	$5,255	$5,901,628
General, University and College Improvements (AGM), 5.25%, 11/15/33	620	705,504

		57,978,354
Health — 28.4%
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	4,750	5,185,147
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	4,500	5,042,970
Michigan Finance Authority, RB, Sparrow Obligated Group, 5.00%, 11/15/36	1,550	1,668,885
Michigan Finance Authority, Refunding RB:
Hospital, Oakwood Obligated Group, 5.00%, 8/15/31	1,745	1,944,262
Trinity Health Credit Group, 5.00%, 12/01/31	3,100	3,465,645
Trinity Health Credit Group, 5.00%, 12/01/35	4,100	4,528,778
Trinity Health Credit Group, 5.00%, 12/01/39	3,350	3,667,144
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	3,700	4,230,987
McLaren Health Care, Series C, 5.00%, 8/01/35	1,000	1,026,470
MidMichigan Obligated Group, Series A, 5.00%, 4/15/26	620	642,010
MidMichigan Obligated Group, Series A, 5.00%, 4/15/36	3,550	3,646,240
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A, 5.25%, 11/15/46	2,500	2,584,125

2	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (concluded)
Michigan State Hospital Finance Authority, Refunding RB (concluded):
Hospital, Oakwood Obligated Group, 5.00%, 11/01/32	$4,000	$4,406,720
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/21	600	654,204
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/25	3,260	3,478,387
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/37	630	660,637
Hospital, Sparrow Obligated Group, 5.00%, 11/15/31	3,100	3,292,665
McLaren Health Care, Series A, 5.00%, 6/01/35	1,390	1,520,035
McLaren Health Care, Series A, 5.75%, 5/15/38	4,500	5,059,125
Trinity Health Credit Group, Series A, 6.25%, 12/01/28	930	1,086,110
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	3,850	3,974,547
Trinity Health Credit, Series A, 6.50%, 12/01/33	1,000	1,172,720
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,000	1,278,610
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series D, 5.00%, 9/01/39	12,500	13,761,625
Series W, 6.00%, 8/01/39	925	1,054,861
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	1,965	2,181,956

		81,214,865
Housing — 9.9%
Michigan State HDA, RB:
Deaconess Tower, AMT (Ginnie Mae), 5.25%, 2/20/48	1,000	1,018,080
Series A, 4.75%, 12/01/25	4,235	4,546,992
Series A, 4.45%, 10/01/34	620	651,062
Series A, 4.63%, 10/01/39	2,165	2,262,403
Series A, 4.75%, 10/01/44	3,100	3,237,609
Williams Pavilion, AMT (Ginnie Mae), 4.75%, 4/20/37	3,575	3,626,480
Municipal Bonds	Par (000)	Value
Michigan (continued)
Housing (concluded)
Michigan State HDA, Refunding RB:
Rental Housing, Series D, 4.50%, 10/01/48	$7,165	$7,493,659
Series A, 6.05%, 10/01/41	4,825	5,325,353

		28,161,638
State — 14.2%
Michigan State Building Authority, Refunding RB, 5.00%, 10/15/31	1,000	1,060,570
Michigan State Finance Authority, RB, Local Government Loan Program, Series F, 5.00%, 4/01/31	1,000	1,084,380
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	4,350	4,799,355
State of Michigan, COP, (AMBAC), 0.00%, 6/01/22 (b)(c)	3,000	2,598,450
State of Michigan Building Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	6,085	6,570,948
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	3,900	4,552,197
Series I (AGC), 5.25%, 10/15/24	4,000	4,658,120
Series I (AGC), 5.25%, 10/15/25	2,000	2,323,900
Series I (AGC), 5.25%, 10/15/26	600	695,628
Series I-A, 5.50%, 10/15/45	1,250	1,422,150
Series II (AGM), 5.00%, 10/15/26	4,500	5,164,200
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/33	1,850	2,116,271
5.00%, 11/15/36	3,125	3,540,281

		40,586,450
Transportation — 14.0%
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/27	5,250	5,848,710

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Transportation (concluded)
Wayne County Airport Authority, RB, AMT:
5.00%, 12/01/39	$915	$988,703
Detroit Metropolitan Wayne County Airport (NPFGC), 5.25%, 12/01/25	6,270	6,561,618
Detroit Metropolitan Wayne County Airport (NPFGC), 5.25%, 12/01/26	6,300	6,593,013
Detroit Metropolitan Wayne County Airport (NPFGC), 5.00%, 12/01/34	4,435	4,574,215
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/25	4,000	4,585,280
5.75%, 12/01/26	1,000	1,146,320
5.38%, 12/01/32	8,700	9,759,573

		40,057,432
Utilities — 18.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,645	1,766,039
City of Detroit Michigan Water Supply System, RB, Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	1,425	1,424,900
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series C (AGM), 5.00%, 7/01/29	10,470	10,861,264
City of Grand Rapids Michigan Sanitary Sewer System, RB:
5.00%, 1/01/37	930	1,060,191
4.00%, 1/01/42	1,075	1,103,617
City of Holland Michigan Electric Utility System, RB, Series A:
5.00%, 7/01/33	1,860	2,119,340
4.13%, 7/01/39	1,450	1,506,042
5.00%, 7/01/39	7,575	8,474,228
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A:
5.00%, 7/01/27	1,970	2,267,391
5.00%, 7/01/31	4,230	4,803,207
5.00%, 7/01/37	2,065	2,314,122
5.50%, 7/01/41	3,000	3,520,080
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	310	339,869
5.63%, 10/01/40	1,000	1,104,300
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Utilities (concluded)
Michigan Finance Authority, Refunding RB:
5.00%, 7/01/32	$3,255	$3,587,759
5.00%, 7/01/33	1,860	2,042,224
Senior Lien, Detroit Water and Sewer, Series C-3, 5.00%, 7/01/31	620	685,503
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund:
5.00%, 10/01/27	1,250	1,345,787
5.00%, 10/01/29	1,475	1,707,121
Pooled Project, 5.00%, 10/01/27	1,240	1,442,814

		53,475,798
Total Municipal Bonds in Michigan		385,962,621
Guam — 3.5%
State — 3.5%
Territory of Guam, RB:
Business Privilege Tax Bonds, Series A, 5.25%, 1/01/36	500	547,385
Business Privilege Tax Bonds, Series A, 5.13%, 1/01/42	4,850	5,232,228
Business Privilege Tax Bonds, Series B-1, 5.00%, 1/01/32	1,695	1,843,652
Business Privilege Tax Bonds, Series B-1, 5.00%, 1/01/37	665	716,351
Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	1,400	1,546,314
Total Municipal Bonds in Guam		9,885,930
Total Municipal Bonds — 138.6%		395,848,551

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Michigan — 16.9%
County/City/Special District/School District — 4.3%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/37	6,771	7,295,669

4	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Michigan (concluded)
County/City/Special District/School District (concluded)
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	$4,650	$5,089,146

		12,384,815
Education — 12.5%
Michigan State University, Refunding RB, General, Series A, 5.00%, 8/15/38	6,220	7,112,570
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	7,500	8,258,025
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	6,190	6,828,375
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	12,207	13,550,981

		35,749,951
Health — 0.1%
Michigan Finance Authority, RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	190	207,987
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 16.9%		48,342,753
Total Long-Term Investments (Cost — $411,495,712) — 155.5%		444,191,304
Short-Term Securities	Shares	Value
BIF Michigan Municipal Money Fund, 0.00%, 12/31/49 (e)(f)	4,211,421	$4,211,421
Total Short-Term Securities (Cost — $4,211,421) — 1.5%		4,211,421
Total Investments (Cost — $415,707,133) — 157.0%		448,402,725
Other Assets Less Liabilities — 1.8%		5,338,955
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.2%)		(23,496,206)
VRDP Shares, at Liquidation Value — (50.6%)		(144,600,000)

Net Assets Applicable to Common Shares — 100.0%		$285,645,474

* As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$392,270,455

Gross unrealized appreciation		$32,853,887
Gross unrealized depreciation		(208,617)

Net unrealized appreciation		$32,645,270

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by municipal or U.S. Treasury obligations.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
BIF Michigan Municipal Money Fund	3,889,640	321,781	4,211,421	—

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
EDC	Economic Development Corp.
GAB	Grant Anticipation Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(140)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$17,690,313	$ 200,587

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

6	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$444,191,304	—	$444,191,304
Short-Term Securities	$4,211,421	—	—	4,211,421

Total	$4,211,421	$444,191,304	—	$448,402,725

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$200,587	—	—	$200,587

[2]    Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$177,000	—	—	$177,000
Liabilities:
TOB trust certificates	—	$(23,487,000)	—	(23,487,000)
VRDP Shares	—	(144,600,000)	—	(144,600,000)

Total	$177,000	$(168,087,000)	—	$(167,910,000)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2014	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 23, 2014